Investment Strategy	Aug. 07, 2026
Anthropic AI Lab Ecosystem ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to invest in a focused portfolio of companies that Harbor Capital Advisors, Inc. (the “Advisor”), the investment adviser to the Fund, believes to be most closely positioned to benefit from the success and growth of the Anthropic artificial intelligence ecosystem (“Anthropic Ecosystem Companies”).The Advisor employs a proprietary model-driven thematic scoring process to identify and evaluate Anthropic Ecosystem Companies. Companies are assessed based on the Advisor’s analysis of the strength and materiality of their economic connection to the Anthropic ecosystem, drawing on a range of data sources including company filings, earnings call transcripts, news and media reports, supply-chain data, and market information. These scores are used as a primary input in the selection and weighting of securities in the portfolio.Portfolio holdings may include companies involved in cloud computing, semiconductors, memory and networking hardware, data center infrastructure, power and cooling systems, enterprise software, artificial intelligence deployment platforms, cybersecurity and other businesses that support or benefit from the development and adoption of Anthropic-related technologies and services.Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of Anthropic Ecosystem Companies. The Fund may invest in U.S. and non-U.S. companies, including those in emerging market countries, and may invest in such companies directly or through depositary receipts. The Fund may also invest in privately offered securities, including Rule 144A securities and securities of companies that have recently completed or are expected to complete initial public offerings (IPOs). While the Fund may seek to invest directly in Anthropic, such company is not currently publicly traded and may not be available for investment by the Fund. Such investments in privately offered securities, if available at all, would be limited to 15% of the Fund’s net assets. Accordingly, an investor should not invest in the Fund with the expectation of obtaining direct exposure to securities of Anthropic.The Fund is classified as non-diversified, which means the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. As a result, the performance of a limited number of issuers may have a significant effect on the Fund’s overall performance and volatility. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in the industries and groups of industries comprising the information technology, communication services, industrials, consumer discretionary and utilities sectors.The Fund is designed to maintain focused exposure to the Anthropic ecosystem across market cycles and does not employ a defensive investment approach based on the Advisor’s views regarding the performance or prospects of Anthropic or related technologies. The Fund’s investment strategy may result in a high level of portfolio turnover.None of the Fund, Harbor ETF Trust or the Advisor is affiliated, connected or associated with Anthropic, PBC. The Fund was not developed or created by and is not sponsored, endorsed or approved by Anthropic, PBC.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to invest in a focused portfolio of companies that Harbor Capital Advisors, Inc. (the “Advisor”), the investment adviser to the Fund, believes to be most closely positioned to benefit from the success and growth of the Anthropic artificial intelligence ecosystem (“Anthropic Ecosystem Companies”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Advisor employs a proprietary model-driven thematic scoring process to identify and evaluate Anthropic Ecosystem Companies. Companies are assessed based on the Advisor’s analysis of the strength and materiality of their economic connection to the Anthropic ecosystem, drawing on a range of data sources including company filings, earnings call transcripts, news and media reports, supply-chain data, and market information. These scores are used as a primary input in the selection and weighting of securities in the portfolio.Portfolio holdings may include companies involved in cloud computing, semiconductors, memory and networking hardware, data center infrastructure, power and cooling systems, enterprise software, artificial intelligence deployment platforms, cybersecurity and other businesses that support or benefit from the development and adoption of Anthropic-related technologies and services.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of Anthropic Ecosystem Companies.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in the industries and groups of industries comprising the information technology, communication services, industrials, consumer discretionary and utilities sectors.
Google DeepMind AI Lab Ecosystem ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to invest in a focused portfolio of companies that Harbor Capital Advisors, Inc. (the “Advisor”), the investment adviser to the Fund, believes to be most closely positioned to benefit from the success and growth of the Google DeepMind artificial intelligence ecosystem (“Google DeepMind Ecosystem Companies”).The Advisor employs a proprietary model-driven thematic scoring process to identify and evaluate Google DeepMind Ecosystem Companies. Companies are assessed based on the Advisor’s analysis of the strength and materiality of their economic connection to the Google DeepMind ecosystem, drawing on a range of data sources including company filings, earnings call transcripts, news and media reports, supply-chain data, and market information. These scores are used as a primary input in the selection and weighting of securities in the portfolio.Portfolio holdings may include companies involved in cloud computing, semiconductors, memory and networking hardware, data center infrastructure, power and cooling systems, enterprise software, artificial intelligence deployment platforms, cybersecurity and other businesses that support or benefit from the development and adoption of Google DeepMind-related technologies and services.Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of Google DeepMind Ecosystem Companies. The Fund may invest in U.S. and non-U.S. companies, including those in emerging market countries, and may invest in such companies directly or through depositary receipts. The Fund may also invest in privately offered securities, including Rule 144A securities and securities of companies that have recently completed or are expected to complete initial public offerings (IPOs). Alphabet, Inc. (Alphabet) is among the companies in which the Fund expects to invest, provided that the Fund will invest no more than 25% of its total assets in Alphabet, measured at the time of investment.The Fund is classified as non-diversified, which means the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. As a result, the performance of a limited number of issuers may have a significant effect on the Fund’s overall performance and volatility. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in the industries and groups of industries comprising the information technology, communication services, industrials, consumer discretionary and utilities sectors.The Fund is designed to maintain focused exposure to the Google DeepMind ecosystem across market cycles and does not employ a defensive investment approach based on the Advisor’s views regarding the performance or prospects of Google DeepMind or related technologies. The Fund’s investment strategy may result in a high level of portfolio turnover.None of the Fund, Harbor ETF Trust or the Advisor is affiliated, connected or associated with Alphabet, Inc. The Fund was not developed or created by and is not sponsored, endorsed or approved by Alphabet, Inc. Google DeepMind is an artificial intelligence research laboratory and a subsidiary of Alphabet Inc. (“Alphabet”). Alphabet is a holding company whose businesses include Google Services, Google Cloud, and other technology-related businesses. Google DeepMind is Alphabet’s artificial intelligence research and development organization, and Alphabet offers artificial intelligence products and services including Gemini, Gemini Enterprise, Gemini for Google Workspace, Google Cloud AI infrastructure, AI development tools, and related applications.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to invest in a focused portfolio of companies that Harbor Capital Advisors, Inc. (the “Advisor”), the investment adviser to the Fund, believes to be most closely positioned to benefit from the success and growth of the Google DeepMind artificial intelligence ecosystem (“Google DeepMind Ecosystem Companies”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Advisor employs a proprietary model-driven thematic scoring process to identify and evaluate Google DeepMind Ecosystem Companies. Companies are assessed based on the Advisor’s analysis of the strength and materiality of their economic connection to the Google DeepMind ecosystem, drawing on a range of data sources including company filings, earnings call transcripts, news and media reports, supply-chain data, and market information. These scores are used as a primary input in the selection and weighting of securities in the portfolio.Portfolio holdings may include companies involved in cloud computing, semiconductors, memory and networking hardware, data center infrastructure, power and cooling systems, enterprise software, artificial intelligence deployment platforms, cybersecurity and other businesses that support or benefit from the development and adoption of Google DeepMind-related technologies and services.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of Google DeepMind Ecosystem Companies.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in the industries and groups of industries comprising the information technology, communication services, industrials, consumer discretionary and utilities sectors.
Meta AI Lab Ecosystem ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to invest in a focused portfolio of companies that Harbor Capital Advisors, Inc. (the “Advisor”), the investment adviser to the Fund, believes to be most closely positioned to benefit from the success and growth of the Meta artificial intelligence ecosystem (“Meta Ecosystem Companies”).The Advisor employs a proprietary model-driven thematic scoring process to identify and evaluate Meta Ecosystem Companies. Companies are assessed based on the Advisor’s analysis of the strength and materiality of their economic connection to the Meta ecosystem, drawing on a range of data sources including company filings, earnings call transcripts, news and media reports, supply-chain data, and market information. These scores are used as a primary input in the selection and weighting of securities in the portfolio.Portfolio holdings may include companies involved in cloud computing, semiconductors, memory and networking hardware, data center infrastructure, power and cooling systems, enterprise software, artificial intelligence deployment platforms, cybersecurity and other businesses that support or benefit from the development and adoption of Meta-related technologies and services.Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of Meta Ecosystem Companies. The Fund may invest in U.S. and non-U.S. companies, including those in emerging market countries, and may invest in such companies directly or through depositary receipts. The Fund may also invest in privately offered securities, including Rule 144A securities and securities of companies that have recently completed or are expected to complete initial public offerings (IPOs). Meta Platforms, Inc. (Meta) is among the companies in which the Fund expects to invest, provided that the Fund will invest no more than 25% of its total assets in Meta, measured at the time of investment.The Fund is classified as non-diversified, which means the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. As a result, the performance of a limited number of issuers may have a significant effect on the Fund’s overall performance and volatility. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in the industries and groups of industries comprising the information technology, communication services, industrials, consumer discretionary and utilities sectors.The Fund is designed to maintain focused exposure to the Meta ecosystem across market cycles and does not employ a defensive investment approach based on the Advisor’s views regarding the performance or prospects of Meta or related technologies. The Fund’s investment strategy may result in a high level of portfolio turnover.None of the Fund, Harbor ETF Trust or the Advisor is affiliated, connected or associated with Meta Platforms, Inc.. The Fund was not developed or created by and is not sponsored, endorsed or approved by Meta Platforms, Inc..
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to invest in a focused portfolio of companies that Harbor Capital Advisors, Inc. (the “Advisor”), the investment adviser to the Fund, believes to be most closely positioned to benefit from the success and growth of the Meta artificial intelligence ecosystem (“Meta Ecosystem Companies”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Advisor employs a proprietary model-driven thematic scoring process to identify and evaluate Meta Ecosystem Companies. Companies are assessed based on the Advisor’s analysis of the strength and materiality of their economic connection to the Meta ecosystem, drawing on a range of data sources including company filings, earnings call transcripts, news and media reports, supply-chain data, and market information. These scores are used as a primary input in the selection and weighting of securities in the portfolio.Portfolio holdings may include companies involved in cloud computing, semiconductors, memory and networking hardware, data center infrastructure, power and cooling systems, enterprise software, artificial intelligence deployment platforms, cybersecurity and other businesses that support or benefit from the development and adoption of Meta-related technologies and services.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of Meta Ecosystem Companies.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in the industries and groups of industries comprising the information technology, communication services, industrials, consumer discretionary and utilities sectors.
OpenAI Lab Ecosystem ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to invest in a focused portfolio of companies that Harbor Capital Advisors, Inc. (the “Advisor”), the investment adviser to the Fund, believes to be most closely positioned to benefit from the success and growth of the OpenAI artificial intelligence ecosystem (“OpenAI Ecosystem Companies”).The Advisor employs a proprietary model-driven thematic scoring process to identify and evaluate OpenAI Ecosystem Companies. Companies are assessed based on the Advisor’s analysis of the strength and materiality of their economic connection to the OpenAI ecosystem, drawing on a range of data sources including company filings, earnings call transcripts, news and media reports, supply-chain data, and market information. These scores are used as a primary input in the selection and weighting of securities in the portfolio.Portfolio holdings may include companies involved in cloud computing, semiconductors, memory and networking hardware, data center infrastructure, power and cooling systems, enterprise software, artificial intelligence deployment platforms, cybersecurity and other businesses that support or benefit from the development and adoption of OpenAI-related technologies and services.Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of OpenAI Ecosystem Companies. The Fund may invest in U.S. and non-U.S. companies, including those in emerging market countries, and may invest in such companies directly or through depositary receipts. The Fund may also invest in privately offered securities, including Rule 144A securities and securities of companies that have recently completed or are expected to complete initial public offerings (IPOs). While the Fund may seek to invest directly in OpenAI, such company is not currently publicly traded and may not be available for investment by the Fund. Such investments in privately offered securities, if available at all, would be limited to 15% of the Fund’s net assets. Accordingly, an investor should not invest in the Fund with the expectation of obtaining direct exposure to securities of OpenAI.The Fund is classified as non-diversified, which means the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. As a result, the performance of a limited number of issuers may have a significant effect on the Fund’s overall performance and volatility. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in the industries and groups of industries comprising the information technology, communication services, industrials, consumer discretionary and utilities sectors.The Fund is designed to maintain focused exposure to the OpenAI ecosystem across market cycles and does not employ a defensive investment approach based on the Advisor’s views regarding the performance or prospects of OpenAI or related technologies. The Fund’s investment strategy may result in a high level of portfolio turnover.None of the Fund, Harbor ETF Trust or the Advisor is affiliated, connected or associated with OpenAI. The Fund was not developed or created by and is not sponsored, endorsed or approved by OpenAI.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to invest in a focused portfolio of companies that Harbor Capital Advisors, Inc. (the “Advisor”), the investment adviser to the Fund, believes to be most closely positioned to benefit from the success and growth of the OpenAI artificial intelligence ecosystem (“OpenAI Ecosystem Companies”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Advisor employs a proprietary model-driven thematic scoring process to identify and evaluate OpenAI Ecosystem Companies. Companies are assessed based on the Advisor’s analysis of the strength and materiality of their economic connection to the OpenAI ecosystem, drawing on a range of data sources including company filings, earnings call transcripts, news and media reports, supply-chain data, and market information. These scores are used as a primary input in the selection and weighting of securities in the portfolio.Portfolio holdings may include companies involved in cloud computing, semiconductors, memory and networking hardware, data center infrastructure, power and cooling systems, enterprise software, artificial intelligence deployment platforms, cybersecurity and other businesses that support or benefit from the development and adoption of OpenAI-related technologies and services.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of OpenAI Ecosystem Companies.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in the industries and groups of industries comprising the information technology, communication services, industrials, consumer discretionary and utilities sectors.
SpaceXAI Lab Ecosystem ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to invest in a focused portfolio of companies that Harbor Capital Advisors, Inc. (the “Advisor”), the investment adviser to the Fund, believes to be most closely positioned to benefit from the success and growth of the SpaceXAI artificial intelligence ecosystem (“SpaceXAI Ecosystem Companies”).The Advisor employs a proprietary model-driven thematic scoring process to identify and evaluate SpaceXAI Ecosystem Companies. Companies are assessed based on the Advisor’s analysis of the strength and materiality of their economic connection to the SpaceXAI ecosystem, drawing on a range of data sources including company filings, earnings call transcripts, news and media reports, supply-chain data, and market information. These scores are used as a primary input in the selection and weighting of securities in the portfolio.Portfolio holdings may include companies involved in cloud computing, semiconductors, memory and networking hardware, data center infrastructure, power and cooling systems, enterprise software, artificial intelligence deployment platforms, cybersecurity and other businesses that support or benefit from the development and adoption of SpaceXAI-related technologies and services.Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of SpaceXAI Ecosystem Companies. The Fund may invest in U.S. and non-U.S. companies, including those in emerging market countries, and may invest in such companies directly or through depositary receipts. The Fund may also invest in privately offered securities, including Rule 144A securities and securities of companies that have recently completed or are expected to complete initial public offerings (IPOs). Space Exploration Technologies Corporation (SpaceX) is among the companies in which the Fund expects to invest, provided that the Fund will invest no more than 25% of its total assets in SpaceX, measured at the time of investment.The Fund is classified as non-diversified, which means the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. As a result, the performance of a limited number of issuers may have a significant effect on the Fund’s overall performance and volatility. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in the industries and groups of industries comprising the information technology, communication services, industrials, consumer discretionary and utilities sectors.The Fund is designed to maintain focused exposure to the SpaceXAI ecosystem across market cycles and does not employ a defensive investment approach based on the Advisor’s views regarding the performance or prospects of SpaceXAI or related technologies. The Fund’s investment strategy may result in a high level of portfolio turnover.None of the Fund, Harbor ETF Trust or the Advisor is affiliated, connected or associated with Space Exploration Technologies Corporation (SpaceX). The Fund was not developed or created by and is not sponsored, endorsed or approved by Space Exploration Technologies Corporation (SpaceX).
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to invest in a focused portfolio of companies that Harbor Capital Advisors, Inc. (the “Advisor”), the investment adviser to the Fund, believes to be most closely positioned to benefit from the success and growth of the SpaceXAI artificial intelligence ecosystem (“SpaceXAI Ecosystem Companies”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Advisor employs a proprietary model-driven thematic scoring process to identify and evaluate SpaceXAI Ecosystem Companies. Companies are assessed based on the Advisor’s analysis of the strength and materiality of their economic connection to the SpaceXAI ecosystem, drawing on a range of data sources including company filings, earnings call transcripts, news and media reports, supply-chain data, and market information. These scores are used as a primary input in the selection and weighting of securities in the portfolio.Portfolio holdings may include companies involved in cloud computing, semiconductors, memory and networking hardware, data center infrastructure, power and cooling systems, enterprise software, artificial intelligence deployment platforms, cybersecurity and other businesses that support or benefit from the development and adoption of SpaceXAI-related technologies and services.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of SpaceXAI Ecosystem Companies.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in the industries and groups of industries comprising the information technology, communication services, industrials, consumer discretionary and utilities sectors.